Fair Value of Financial Instruments - Summary of Fair Value of Assets Measured on a Recurring Basis (Details) - Fair Value Measured on Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents		$ 6,770
Marketable securities	$ 12,835	55,273
Quoted Market Prices for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		1,997
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents		6,770
Marketable securities	12,835	53,276
Corporate Debt Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents		4,783
Marketable securities	3,700	16,301
Corporate Debt Securities | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents		4,783
Marketable securities	3,700	16,301
Commercial Paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents		1,987
Marketable securities	5,485	24,576
Commercial Paper | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash equivalents		1,987
Marketable securities	5,485	24,576
Asset-backed Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	3,650	12,399
Asset-backed Securities | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities	$ 3,650	12,399
U.S. Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		1,997
U.S. Treasury Securities | Quoted Market Prices for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Marketable securities		$ 1,997